Inventories (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories Table
Bunkers	$ 452	$ 1,512
Lubricants	13,466	12,354
EUAs	86	2,544
Stores		1,981
Victualling	596	514
Total	$ 14,600	$ 18,905